Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 15,872	$ 17,217	$ 12,745
Adjustment to reconcile net income to net cash from (used for) operating activities:
Gain on sale of fixed assets									(67)	(1)
Cash flows used for investing activities:
Proceeds from sale of premises and equipment									139	3
Net cash used for investing activities									(146,180)	(63,575)	(11,904)
Cash flows from financing activities:
Net proceeds from common stock issuance									32,821
Net cash from financing activities									129,185	47,000	2,534
Increase in cash and due from financial institutions									3,824	1,134	5,703
CBI[Member]
Operating activities:
Net income									15,872	17,217	12,745
Adjustment to reconcile net income to net cash from (used for) operating activities:
Change in other assets and other liabilities									(2,147)	1,821	1,324
Gain on sale of fixed assets									(66)
Equity in undistributed net earnings of subsidiaries									(17,496)	(18,529)	(463)
Net cash (used for) from operating activities									(3,837)	509	13,606
Cash flows used for investing activities:
Proceeds from sale of premises and equipment									138
Acquisition and additional capitalization of subsidiary, net of cash acquired									(275)		(16,637)
Net cash used for investing activities									(137)		(16,637)
Cash flows from financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock										(1)
Net proceeds from common stock issuance									32,821
Payment to repurchase common stock									(4)
Cash dividends paid									(3,682)	(3,254)	(3,139)
Net cash from financing activities									29,135	(3,255)	(3,139)
Increase in cash and due from financial institutions									25,161	(2,746)	(6,170)
Cash and cash equivalents at beginning of year				$ 4,747				$ 7,493	4,747	7,493	13,663
Cash and cash equivalents at end of year	$ 29,908				$ 4,747				$ 29,908	$ 4,747	$ 7,493